Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge International Value Fund
Class Name	Class A
Trading Symbol	SBIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$142	1.25%
[1]
Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of ClearBridge International Value Fund returned 27.68%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 24.93% and 23.03%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Siemens Energy, a German power generation and transmission equipment company, continued to demonstrate strong operational and improving financial performance, bolstered by the tailwinds of the world-wide drive toward increased electrification investments and artificial intelligence (AI) data center demand for power generation equipment.

↑
SK Hynix, in the technology sector, manufactures and supplies semiconductor memory products—including DRAM and NAND flash—for use in computing, mobile, and server applications globally. The stock rallied following the South Korean election, as uncertainty gave way to optimism as the new government is viewed as business and market friendly.

↑
Rakuten Bank, in the financials sector, is one of Japan’s leading digital banks, spun out of its parent of ecommerce giant Rakuten Group. The company is a fast-growing, low-cost digital bank which benefits from deposit gathering and customer acquisition from its position within the broader Rakuten Group ecosystem and it has outsized positive sensitivity to Japan’s normalizing interest rates.

Top detractors from performance:
↓
Gerresheimer, a German manufacturer of packaging solutions for the health care and cosmetic industries, continued to struggle in stabilizing sales amid an industry-wide backlog of inventory due to overstocking during the COVID-19 pandemic. In addition to sales challenges, many investors have soured on the stock as Gerresheimer management has failed to make any headway on several takeover attempts.

↓
New Oriental Education (EDU) is the dominant market leader in the for-profit education sector in China. The stock price declined amid several quarters of poor performance that spurred questions about the company’s long-term growth trajectory.

↓
COVER Corporation is a Japan-based VTuber platform distributing video and music content. The Fund initiated the position after a significant pullback driven by stepped-up investment and consequent cuts to earnings estimates. Since then, the company’s core business growth weakened more than expected.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	27.68	15.37	5.68
Class A (with sales charge)	20.66	14.00	5.06
MSCI All Country World ex-U.S. Index-NR	24.93	11.18	7.67
MSCI EAFE Index-NR	23.03	12.33	7.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 187,065,626
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 995,377
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$187,065,626
Total Number of Portfolio Holdings	69
Total Management Fee Paid	$995,377
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge International Value Fund
Class Name	Class C
Trading Symbol	SBICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$218	1.92%
[3]
Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of ClearBridge International Value Fund returned 26.87%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 24.93% and 23.03%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Siemens Energy, a German power generation and transmission equipment company, continued to demonstrate strong operational and improving financial performance, bolstered by the tailwinds of the world-wide drive toward increased electrification investments and artificial intelligence (AI) data center demand for power generation equipment.

↑
SK Hynix, in the technology sector, manufactures and supplies semiconductor memory products—including DRAM and NAND flash—for use in computing, mobile, and server applications globally. The stock rallied following the South Korean election, as uncertainty gave way to optimism as the new government is viewed as business and market friendly.

↑
Rakuten Bank, in the financials sector, is one of Japan’s leading digital banks, spun out of its parent of ecommerce giant Rakuten Group. The company is a fast-growing, low-cost digital bank which benefits from deposit gathering and customer acquisition from its position within the broader Rakuten Group ecosystem and it has outsized positive sensitivity to Japan’s normalizing interest rates.

Top detractors from performance:
↓
Gerresheimer, a German manufacturer of packaging solutions for the health care and cosmetic industries, continued to struggle in stabilizing sales amid an industry-wide backlog of inventory due to overstocking during the COVID-19 pandemic. In addition to sales challenges, many investors have soured on the stock as Gerresheimer management has failed to make any headway on several takeover attempts.

↓
New Oriental Education (EDU) is the dominant market leader in the for-profit education sector in China. The stock price declined amid several quarters of poor performance that spurred questions about the company’s long-term growth trajectory.

↓
COVER Corporation is a Japan-based VTuber platform distributing video and music content. The Fund initiated the position after a significant pullback driven by stepped-up investment and consequent cuts to earnings estimates. Since then, the company’s core business growth weakened more than expected.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	26.87	14.60	4.94
Class C (with sales charge)	25.87	14.60	4.94
MSCI All Country World ex-U.S. Index-NR	24.93	11.18	7.67
MSCI EAFE Index-NR	23.03	12.33	7.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 187,065,626
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 995,377
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$187,065,626
Total Number of Portfolio Holdings	69
Total Management Fee Paid	$995,377
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge International Value Fund
Class Name	Class R
Trading Symbol	LIORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$156	1.37%
[5]
Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of ClearBridge International Value Fund returned 27.51%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 24.93% and 23.03%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Siemens Energy, a German power generation and transmission equipment company, continued to demonstrate strong operational and improving financial performance, bolstered by the tailwinds of the world-wide drive toward increased electrification investments and artificial intelligence (AI) data center demand for power generation equipment.

↑
SK Hynix, in the technology sector, manufactures and supplies semiconductor memory products—including DRAM and NAND flash—for use in computing, mobile, and server applications globally. The stock rallied following the South Korean election, as uncertainty gave way to optimism as the new government is viewed as business and market friendly.

↑
Rakuten Bank, in the financials sector, is one of Japan’s leading digital banks, spun out of its parent of ecommerce giant Rakuten Group. The company is a fast-growing, low-cost digital bank which benefits from deposit gathering and customer acquisition from its position within the broader Rakuten Group ecosystem and it has outsized positive sensitivity to Japan’s normalizing interest rates.

Top detractors from performance:
↓
Gerresheimer, a German manufacturer of packaging solutions for the health care and cosmetic industries, continued to struggle in stabilizing sales amid an industry-wide backlog of inventory due to overstocking during the COVID-19 pandemic. In addition to sales challenges, many investors have soured on the stock as Gerresheimer management has failed to make any headway on several takeover attempts.

↓
New Oriental Education (EDU) is the dominant market leader in the for-profit education sector in China. The stock price declined amid several quarters of poor performance that spurred questions about the company’s long-term growth trajectory.

↓
COVER Corporation is a Japan-based VTuber platform distributing video and music content. The Fund initiated the position after a significant pullback driven by stepped-up investment and consequent cuts to earnings estimates. Since then, the company’s core business growth weakened more than expected.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	27.51	15.13	5.45
MSCI All Country World ex-U.S. Index-NR	24.93	11.18	7.67
MSCI EAFE Index-NR	23.03	12.33	7.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 187,065,626
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 995,377
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$187,065,626
Total Number of Portfolio Holdings	69
Total Management Fee Paid	$995,377
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge International Value Fund
Class Name	Class I
Trading Symbol	SBIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$103	0.90%
[7]
Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class I shares of ClearBridge International Value Fund returned 28.14%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 24.93% and 23.03%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Siemens Energy, a German power generation and transmission equipment company, continued to demonstrate strong operational and improving financial performance, bolstered by the tailwinds of the world-wide drive toward increased electrification investments and artificial intelligence (AI) data center demand for power generation equipment.

↑
SK Hynix, in the technology sector, manufactures and supplies semiconductor memory products—including DRAM and NAND flash—for use in computing, mobile, and server applications globally. The stock rallied following the South Korean election, as uncertainty gave way to optimism as the new government is viewed as business and market friendly.

↑
Rakuten Bank, in the financials sector, is one of Japan’s leading digital banks, spun out of its parent of ecommerce giant Rakuten Group. The company is a fast-growing, low-cost digital bank which benefits from deposit gathering and customer acquisition from its position within the broader Rakuten Group ecosystem and it has outsized positive sensitivity to Japan’s normalizing interest rates.

Top detractors from performance:
↓
Gerresheimer, a German manufacturer of packaging solutions for the health care and cosmetic industries, continued to struggle in stabilizing sales amid an industry-wide backlog of inventory due to overstocking during the COVID-19 pandemic. In addition to sales challenges, many investors have soured on the stock as Gerresheimer management has failed to make any headway on several takeover attempts.

↓
New Oriental Education (EDU) is the dominant market leader in the for-profit education sector in China. The stock price declined amid several quarters of poor performance that spurred questions about the company’s long-term growth trajectory.

↓
COVER Corporation is a Japan-based VTuber platform distributing video and music content. The Fund initiated the position after a significant pullback driven by stepped-up investment and consequent cuts to earnings estimates. Since then, the company’s core business growth weakened more than expected.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class I	28.14	15.77	6.04
MSCI All Country World ex-U.S. Index-NR	24.93	11.18	7.67
MSCI EAFE Index-NR	23.03	12.33	7.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 187,065,626
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 995,377
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$187,065,626
Total Number of Portfolio Holdings	69
Total Management Fee Paid	$995,377
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge International Value Fund
Class Name	Class IS
Trading Symbol	LSIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge International Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$91	0.80%
[9]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class IS shares of ClearBridge International Value Fund returned 28.24%. The Fund compares its performance to the MSCI All Country World ex-U.S. Index-NR and the MSCI EAFE Index-NR, which returned 24.93% and 23.03%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Siemens Energy, a German power generation and transmission equipment company, continued to demonstrate strong operational and improving financial performance, bolstered by the tailwinds of the world-wide drive toward increased electrification investments and artificial intelligence (AI) data center demand for power generation equipment.

↑
SK Hynix, in the technology sector, manufactures and supplies semiconductor memory products—including DRAM and NAND flash—for use in computing, mobile, and server applications globally. The stock rallied following the South Korean election, as uncertainty gave way to optimism as the new government is viewed as business and market friendly.

↑
Rakuten Bank, in the financials sector, is one of Japan’s leading digital banks, spun out of its parent of ecommerce giant Rakuten Group. The company is a fast-growing, low-cost digital bank which benefits from deposit gathering and customer acquisition from its position within the broader Rakuten Group ecosystem and it has outsized positive sensitivity to Japan’s normalizing interest rates.

Top detractors from performance:
↓
Gerresheimer, a German manufacturer of packaging solutions for the health care and cosmetic industries, continued to struggle in stabilizing sales amid an industry-wide backlog of inventory due to overstocking during the COVID-19 pandemic. In addition to sales challenges, many investors have soured on the stock as Gerresheimer management has failed to make any headway on several takeover attempts.

↓
New Oriental Education (EDU) is the dominant market leader in the for-profit education sector in China. The stock price declined amid several quarters of poor performance that spurred questions about the company’s long-term growth trajectory.

↓
COVER Corporation is a Japan-based VTuber platform distributing video and music content. The Fund initiated the position after a significant pullback driven by stepped-up investment and consequent cuts to earnings estimates. Since then, the company’s core business growth weakened more than expected.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class IS	28.24	15.85	6.14
MSCI All Country World ex-U.S. Index-NR	24.93	11.18	7.67
MSCI EAFE Index-NR	23.03	12.33	7.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 187,065,626
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 995,377
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$187,065,626
Total Number of Portfolio Holdings	69
Total Management Fee Paid	$995,377
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.